UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)

McElhenny Sheffield Managed Risk ETF
MSMR (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the McElhenny Sheffield Managed Risk ETF for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://mscmfunds.com/msmr-etf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
McElhenny Sheffield Managed Risk ETF	$95	0.84%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
MSMR (the “Fund”) is an actively managed exchange-traded fund that employs proprietary trend and momentum-based strategies developed by McElhenny Sheffield Capital Management, LLC, the Fund’s investment sub-adviser. The Fund invests in shares of other ETFs using a rules-based process that reflects a blend of our Trend Plus and Sector Rotation strategies. Trend Plus is a trend following strategy that seeks to participate in uptrends in the U.S. equity markets while avoiding negative or non-trending markets. Sector Rotation is a momentum-based strategy that seeks to participate in the highest-momentum segments of the market, while avoiding areas of the market demonstrating weak momentum. We generally allocate approximately 50% of the Fund’s assets to each of the strategies, although such allocations may vary over time in response to market movements.
MSMR underperformed versus the S&P 500® Index (the “Index”) during the fiscal year due to taking generally lower levels of risk throughout the year as compared to the Index. The Fund’s performance was consistent with a market environment that exhibited strong up-trending behavior, but still experienced two distinct periods with drawdowns in excess of 5% (April 2024 and August 2024). During each of the drawdown periods MSMR experienced lower drawdowns than the Index. The tactical nature of the Fund is designed to reduce drawdowns during market pullbacks, which was accomplished this year, while participating as much as possible to strong upward moving markets. The Fund will often underperform strong up trending markets but has the ability to outperform over full market cycles by minimizing losses and reducing periods of drawdown, which can lead to higher compounded returns over time.

Top Contributors
↑	Invesco Nasdaq 100 ETF, Invesco QQQ Trust Series 1
↑	Utilities Select Sector SPDR Fund
↑	iShares U.S. Aerospace & Defense ETF

Top Detractors
↓	Energy Select Sector SPDR Fund
↓	Industrial Select Sector SPDR Fund
↓	iShares U.S. Pharmaceuticals ETF
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
McElhenny Sheffield Managed Risk ETF	PAGE 1	TSR-AR-26922B774

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/16/2021)
McElhenny Sheffield Managed Risk ETF NAV	26.28	6.63
S&P 500 TR	38.02	8.44
60% S&P 500 TR / 40% Bloomberg US Aggregate Bond Index	26.44	4.33
Visit https://mscmfunds.com/msmr-etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$70,319,679
Number of Holdings	6
Net Advisory Fee	$451,023
Portfolio Turnover	612%
Visit https://mscmfunds.com/msmr-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top Holdings	(% of Net Assets)
Invesco Nasdaq 100 ETF	40.3%
Fidelity MSCI Utilities Index ETF	19.7%
Financial Select Sector SPDR Fund	15.5%
SPDR S&P Aerospace & Defense ETF	14.4%
Vanguard Total Stock Market ETF	9.9%
First American Treasury Obligations Fund - Class X	0.3%

Security Type	(% of Net Assets)
Exchange Traded Funds	99.8%
Money Market Funds	0.3%
Cash & Other	-0.1%

Top Sectors	(% of Net Assets)
U.S. Nasdaq, Large Cap Non-Financial	40.3%
U.S. Equity, Utilities	19.7%
U.S. Equity, Financials	15.5%
U.S. Equity, Aerospace & Defense	14.4%
U.S. Equity, Total Market	9.9%
Cash & Other	0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://mscmfunds.com/msmr-etf/.
McElhenny Sheffield Managed Risk ETF	PAGE 2	TSR-AR-26922B774

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
McElhenny Sheffield Managed Risk ETF	PAGE 3	TSR-AR-26922B774

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2024	FYE 10/31/2023
(a) Audit Fees	$ 14,500	$ 14,000
(b) Audit-Related Fees	$ 0	$ 0
(c) Tax Fees	$ 3,500	$ 3,500
(d) All Other Fees	$ 0	$ 0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2024	FYE 10/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2024	FYE 10/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

McELHENNY SHEFFIELD MANAGED RISK ETF (Ticker: MSMR)
Annual Financial Statements and Additional Information
October 31, 2024

McElhenny Sheffield Managed Risk ETF
Schedule of Investments
October 31, 2024

	Shares	Value
EXCHANGE TRADED FUNDS - 99.8%(a)
U.S. Equity, Aerospace & Defense - 14.4%
SPDR S&P Aerospace & Defense ETF	65,780	$10,116,964
U.S. Equity, Financials - 15.5%
Financial Select Sector SPDR Fund	234,877	10,917,083
U.S. Equity, Total Market - 9.9%
Vanguard Total Stock Market ETF	24,766	6,959,989
U.S. Equity, Utilities - 19.7%
Fidelity MSCI Utilities Index ETF	271,004	13,878,115
U.S. Nasdaq, Large Cap Non-Financial - 40.3%
Invesco Nasdaq 100 ETF(b)	142,141	28,304,537
TOTAL EXCHANGE TRADED FUNDS (Cost $70,142,468)		70,176,688
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Treasury Obligations Fund - Class X, 4.74%(c)	190,888	190,888
TOTAL SHORT-TERM INVESTMENTS (Cost $190,888)		190,888
TOTAL INVESTMENTS - 100.1% (Cost $70,333,356)		$70,367,576
Liabilities in Excess of Other Assets - (0.1)%		(47,897)
TOTAL NET ASSETS - 100.0%		$70,319,679

Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by the Fund Adviser.
(a)
The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 8 in Notes to Financial Statements.

(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

1

McElhenny Sheffield Managed Risk ETF
Statement of Assets and Liabilities
October 31, 2024

ASSETS:
Investments, at value	$70,367,576
Receivable for fund shares sold	740,208
Interest receivable	852
Total assets	71,108,636
LIABILITIES:
Payable for investments purchased	738,345
Payable to adviser	50,612
Total liabilities	788,957
NET ASSETS	$ 70,319,679
NET ASSETS CONSISTS OF:
Paid-in capital	$75,322,323
Total distributable earnings (accumulated deficit)	(5,002,644)
Total net assets	$70,319,679
Net assets	$70,319,679
Shares issued and outstanding(a)	2,375,000
Net asset value per share	$29.61
COST:
Investments, at cost	$70,333,356

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

2

McElhenny Sheffield Managed Risk ETF
Statement of Operations
For the Year Ended October 31, 2024

INVESTMENT INCOME:
Dividend income	$681,753
Interest income	175,333
Total investment income	857,086
EXPENSES:
Investment advisory fee	451,023
Total expenses	451,023
NET INVESTMENT INCOME	406,063
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments in unaffiliated securities	(2,876,868)
Investments in affiliated securities	(88,855)
In-kind redemptions on unaffiliated securities	13,320,228
In-kind redemptions on affiliated securities	1,776
Net realized gain	10,356,281
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	344,263
Investments in affiliated securities	(124,465)
Net change in unrealized appreciation (depreciation)	219,798
Net realized and unrealized gain (loss) on investments	10,576,079
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,982,142

The accompanying notes are an integral part of these financial statements.

3

McElhenny Sheffield Managed Risk ETF
Statements of Changes in Net Assets

	Year Ended October 31,
	2024	2023
OPERATIONS:
Net investment income	$406,063	$519,169
Net realized gain	10,356,281	2,566,749
Net change in unrealized appreciation	219,798	439,181
Net increase in net assets from operations	10,982,142	3,525,099
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(427,834)	(368,897)
Return of capital	(43,140)	—
Total distributions to shareholders	(470,974)	(368,897)
CAPITAL TRANSACTIONS:
Subscriptions	175,017,575	33,113,600
Redemptions	(153,059,090)	(30,608,085)
Net increase in net assets from capital transactions	21,958,485	2,505,515
NET INCREASE IN NET ASSETS	32,469,653	5,661,717
NET ASSETS:
Beginning of the year	37,850,026	32,188,309
End of the year	$70,319,679	$37,850,026
	Shares	Shares
SHARES TRANSACTIONS
Subscriptions	6,325,000	1,400,000
Redemptions	(5,550,000)	(1,300,000)
Total increase in shares outstanding	775,000	100,000

The accompanying notes are an integral part of these financial statements.

4

McElhenny Sheffield Managed Risk ETF
Financial Highlights

	Year Ended October 31,		Period Ended October 31, 2022(a)
	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$23.66	$21.46	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	0.21	0.34	(0.09)
Net realized and unrealized gain (loss) on investments(i)	5.98	2.10	(3.43)
Total from investment operations	6.19	2.44	(3.52)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.24)	(0.02)
Return of capital	(0.02)	—	(0.00)(d)
Total distributions	(0.24)	(0.24)	(0.02)
Net asset value, end of period	$29.61	$23.66	$21.46
TOTAL RETURN(e)	26.28%	11.45%	−14.10%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$70,320	$37,850	$32,188
Ratio of expenses to average net assets(f)(g)	0.84%	0.84%	0.84%
Ratio of net investment income (loss) to average net assets(f)(g)	0.76%	1.46%	(0.43)%
Portfolio turnover rate(e)(h)	612%	619%	553%

(a)	Inception date of the Fund was November 16, 2021.
(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(c)
Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income (loss) by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover excludes in-kind transactions.
(i)
Net realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

5

McElhenny Sheffield Managed Risk ETF
Notes to Financial Statements
October 31, 2024
NOTE 1 – ORGANIZATION
McElhenny Sheffield Managed Risk ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek capital appreciation while managing downside risk. The Fund commenced operations on November 16, 2021.
The end of the reporting period for the Fund is October 31, 2024, and the period covered by these Notes to Financial Statements is the fiscal year from November 1, 2023 through October 31, 2024 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

6

McElhenny Sheffield Managed Risk ETF
Notes to Financial Statements
October 31, 2024(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$70,176,688	$ —	$ —	$70,176,688
Short-Term Investments	190,888	—	—	190,888
Total Investments in Securities, at value	$70,367,576	$—	$—	$70,367,576

^	See Schedule of Investments for further disaggregation of investment categories.
During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.
B.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of security received. Withholding taxes on foreign dividends and foreign taxes on capital gains, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

7

McElhenny Sheffield Managed Risk ETF
Notes to Financial Statements
October 31, 2024(Continued)
E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These classifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended October 31, 2024, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(12,652,319)	$12,652,319

I.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Aptus Capital Advisors, LLC (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with McElhenny Sheffield Capital Management, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.84% at an annual rate based on the Fund’s average daily net assets. The Adviser is paid monthly, and the Adviser is responsible for paying the Sub-Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.

8

McElhenny Sheffield Managed Risk ETF
Notes to Financial Statements
October 31, 2024(Continued)
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $323,942,598 and $302,955,390, respectively.
During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were $167,261,381 and $151,205,385, respectively.
NOTE 5 – TRANSACTIONS WITH AFFILIATED SECURITIES
Investments in issuers considered to be affiliate(s) of the Fund during the current fiscal period for purposes of Section 2(a)(3) of the 1940 Act, because the Fund owns greater than five percent of the outstanding voting shares, were as follows:

Affiliated Issuer	Value at 10/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
iShares Gold Strategy ETF	$3,981,603	$11,365,051	$(15,135,110)	$(87,079)	$(124,465)
	$3,981,603			$(87,079)	$(124,465)

Affiliated Issuer (continued)	Value at 10/31/2024	Shares Held at 10/31/2024	Dividend Income	Capital Gain Distributions from Underlying Funds
iShares Gold Strategy ETF	$ —	—	$ —	$ —
	$—		$—	$—

NOTE 6 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of October 31, 2024 were as follows:

Tax cost of investments	$71,926,056
Gross tax unrealized appreciation	$715,871
Gross tax unrealized depreciation	(2,274,351)
Net tax unrealized appreciation (depreciation)	(1,558,480)
Undistributed ordinary income	—
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(3,444,164)
Distributable earnings (accumulated deficit)	$(5,002,644)

The difference between the cost basis for financial statement and federal tax purposes was primarily due to the tax deferral of losses from wash sales.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2024, the Fund did not elect to defer any post-October capital losses or late-year losses.
As of October 31, 2024, the Fund had a short-term capital loss carryforward of $3,444,164. This amount does not have an expiration date. The Fund did not utilize any capital loss carryforward that was available as of October 31, 2023 during the fiscal year ended October 31, 2024.

9

McElhenny Sheffield Managed Risk ETF
Notes to Financial Statements
October 31, 2024(Continued)
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2024 was $427,834 of ordinary income and $43,140 of return of capital. The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2023 was $368,897 of ordinary income.
NOTE 7 – SHARE TRANSACTIONS
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Share Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
NOTE 8 – RISKS
Concentration Risk. To the extent that the Fund invests more heavily, either directly or through underlying investments, in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
Investment Company Risk. The risks of the Fund investing in investment companies typically reflect the risks of the types of instruments in which the investment company invests. When the Fund invests in investment company securities, shareholders of the Fund bear indirectly their proportionate share of their fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an investment company will cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the investment company) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the investment company. Additionally, there may not be an active trading market available for shares of some ETFs. Shares of an ETF may also trade in the market at a premium or discount to their NAV.

10

McElhenny Sheffield Managed Risk ETF
REPORT OF independent REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of McElhenny Sheffield Managed Risk ETF and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of McElhenny Sheffield Managed Risk ETF (the “Fund”), a series of ETF Series Solutions, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the years ended October 31, 2024 and 2023, and for the period from November 16, 2021 (commencement of operations) to October 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations, the changes in net assets, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor for one or more investment companies advised by Aptus Capital Advisors, LLC since 2016.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
December 23, 2024

11

McElhenny Sheffield Managed Risk ETF
Additional Information (Unaudited)
1.	Federal Tax Information
For the fiscal year ended October 31, 2024, certain dividends paid by the Fund may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 95.46%.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the fiscal period ended October 31, 2024 was 3.69%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.
2.	INFORMATION ABOUT PORTFOLIO HOLDINGS
The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Fund’s website at www.mscmfunds.com/msmr-etf. The Fund’s portfolio holdings are posted on its website at www.mscmfunds.com/msmr-etf daily.
3.	INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.mscmfunds.com/msmr-etf.
When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.
4.	FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available without charge, on the Fund’s website at www.mscmfunds.com/msmr-etf.

12

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits .

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/08/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/08/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	1/08/2025

* Print the name and title of each signing officer under his or her signature.